PROPERTY AND EQUIPMENT (Tables)	12 Months Ended
Jun. 30, 2016
Property, Plant and Equipment [Abstract]
Property, Plant and Equipment [Table Text Block]
Property and equipment consist of the following as of June 30,

	2016	2015

Office equipment at cost	$25,251	$15,732
Less: Accumulated depreciation	(12,724)	(12,238)

Total property, plant, and equipment	$12,527	$3,494